Company information (Tables)	12 Months Ended
Jun. 30, 2012
Company Information [Abstract]
Schedule Of Subsidiary Financial Information For Variable Interest Entity [Table Text Block]
The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2011 and 2012 and for the years ended June 30, 2010, 2011 and 2012 is as follows.

	As of June 30,
	2011	2012
	RMB	RMB

Total assets	147,887,140	135,661,665
Total liabilities	83,743,672	80,308,583

	Year ended June 30,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	20,408,152	68,275,955	83,276,644
Net income	11,253,040	18,073,609	15,690,361
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)	37,236,822
Net cash used in investing activities	(10,855)	(3,555,083)	(27,763,365)